Income from companies accounted for using the equity method	12 Months Ended
Dec. 31, 2018
Income from companies accounted for using the equity method abstract
Income from companies accounted for using the equity method

41.   Income from companies accounted for using the equity method

Income from companies accounted for using the equity method comprises the amount of profit or loss attributable to the Group generated during the year by associates and joint ventures.

The detail of Income from companies accounted for using the equity method is as follows:

	Million of euros
	2018	2017	2016
Zurich Santander Insurance América, S.L.	194	241	223
Wizink Bank, S.A.	56	36	—
Allianz Popular, S.L.	45	15	—
Companhia de Crédito, Financiamento e Investimento RCI Brasil	21	19	12
SAM Investment Holdings Limited	—	87	79
Other entities	421	306	130
	737	704	444